Investment Objectives and Goals - Calamos Russell 2000 Structured Alt Protection ETF - October	Sep. 30, 2024
Prospectus [Line Items]
Risk/Return [Heading]	Calamos Russell 2000® Structured Alt Protection ETFTM — October
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

Calamos Russell 2000® Structured Alt Protection ETFTM — October (the "Fund") seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the iShares®Russell2000® ETF ("Underlying ETF") up to a cap of 8.45% (the "Cap"), while protecting against 100% of negative price return of the Underlying ETF (before fees and expenses), for the period from October 1, 2024 through September 30, 2025.